Financial Instruments and Risk Management (Fuel Option Contracts Rollforward) (Details) - Commodity price risk - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Unrealized (loss) gain on currency instruments	$ 2.5	$ 0.6
Fuel Contracts
Disclosure of detailed information about hedged items [line items]
Balance, beginning of the period	0.4	0.4
Unrealized (loss) gain on currency instruments	(2.9)	(0.6)
Deferred income tax related to hedging instrument	0.1	0.0
Balance, end of period	$ 0.1	$ 0.4